Goodwill and Other Intangible Assets - Changes of Other Intangible Assets by Asset Class (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Total other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 4,786
Ending balance	4,825		€ 4,786
Total other intangible assets | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	16,571		15,154
Additions	1,497		1,417
Changes in the group of consolidated companies	0		(51)
Disposals	182		152
Reclassifications from (to) “held for sale”	0		0
Transfers	3		(83)
Exchange rate changes	(562)		286
Ending balance	17,328		16,571
Total other intangible assets | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(11,785)		(10,676)
Changes in the group of consolidated companies	0		51
Amortization for the year	1,252	[1]	1,171	[2]
Disposals	(180)		(152)
Reclassifications from (to) “held for sale”	0		0
Impairment losses	16	[3]	29	[4]
Reversals of impairment losses	0		0
Transfers	(2)		80
Exchange rate changes	373		(192)
Ending balance	(12,502)		(11,785)
Retail investment management agreements
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	764
Ending balance	673		764
Retail investment management agreements | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,117		1,046
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) “held for sale”	0		0
Transfers	0		0
Exchange rate changes	(133)		71
Ending balance	984		1,117
Retail investment management agreements | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(353)		(330)
Changes in the group of consolidated companies	0		0
Amortization for the year	0		0
Disposals	0		0
Reclassifications from (to) “held for sale”	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		0
Exchange rate changes	42		(22)
Ending balance	(311)		(353)
Other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2
Ending balance	1		2
Other | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	463		440
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) “held for sale”	0		0
Transfers	0		23
Exchange rate changes	0		0
Ending balance	463		463
Other | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(461)		(439)
Changes in the group of consolidated companies	0		0
Amortization for the year	0		0
Disposals	0		0
Reclassifications from (to) “held for sale”	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		(23)
Exchange rate changes	0		0
Ending balance	(461)		(461)
Total unamortized purchased intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	766
Ending balance	675		766
Total unamortized purchased intangible assets | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,580		1,486
Additions	0		0
Changes in the group of consolidated companies	0		0
Disposals	0		0
Reclassifications from (to) “held for sale”	0		0
Transfers	0		23
Exchange rate changes	(133)		71
Ending balance	1,447		1,580
Total unamortized purchased intangible assets | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(814)		(769)
Changes in the group of consolidated companies	0		0
Amortization for the year	0		0
Disposals	0		0
Reclassifications from (to) “held for sale”	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		(23)
Exchange rate changes	42		(22)
Ending balance	(772)		(814)
Customer- related intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	55
Ending balance	49		55
Customer- related intangible assets | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,411		1,456
Additions	1		2
Changes in the group of consolidated companies	0		(49)
Disposals	109		0
Reclassifications from (to) “held for sale”	0		0
Transfers	1		(40)
Exchange rate changes	(75)		42
Ending balance	1,230		1,411
Customer- related intangible assets | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,356)		(1,399)
Changes in the group of consolidated companies	0		49
Amortization for the year	5		5
Disposals	(109)		0
Reclassifications from (to) “held for sale”	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		40
Exchange rate changes	72		(40)
Ending balance	(1,181)		(1,356)
Contract- based intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	0		0
Contract- based intangible assets | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	35		70
Additions	0		0
Changes in the group of consolidated companies	0		(1)
Disposals	20		0
Reclassifications from (to) “held for sale”	0		0
Transfers	0		(35)
Exchange rate changes	0		0
Ending balance	15		35
Contract- based intangible assets | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(35)		(70)
Changes in the group of consolidated companies	0		1
Amortization for the year	0		0
Disposals	(20)		0
Reclassifications from (to) “held for sale”	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	0		34
Exchange rate changes	0		0
Ending balance	(15)		(35)
Software and other
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	139
Ending balance	144		139
Software and other | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	803		854
Additions	43		8
Changes in the group of consolidated companies	0		(1)
Disposals	42		31
Reclassifications from (to) “held for sale”	0		0
Transfers	2		(28)
Exchange rate changes	(2)		2
Ending balance	805		803
Software and other | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(664)		(690)
Changes in the group of consolidated companies	0		1
Amortization for the year	38		36
Disposals	(42)		(31)
Reclassifications from (to) “held for sale”	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(2)		29
Exchange rate changes	2		0
Ending balance	(661)		(664)
Total amortized purchased intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	194
Ending balance	193		194
Total amortized purchased intangible assets | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,249		2,380
Additions	44		10
Changes in the group of consolidated companies	0		(51)
Disposals	170		31
Reclassifications from (to) “held for sale”	0		0
Transfers	4		(103)
Exchange rate changes	(77)		44
Ending balance	2,049		2,249
Total amortized purchased intangible assets | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(2,055)		(2,159)
Changes in the group of consolidated companies	0		51
Amortization for the year	43		41
Disposals	(170)		(31)
Reclassifications from (to) “held for sale”	0		0
Impairment losses	0		0
Reversals of impairment losses	0		0
Transfers	(2)		103
Exchange rate changes	74		(40)
Ending balance	(1,856)		(2,055)
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	3,825
Ending balance	3,957		3,825
Software | Gross Carrying Value
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,742		11,288
Additions	1,453		1,407
Changes in the group of consolidated companies	0		0
Disposals	12		121
Reclassifications from (to) “held for sale”	0		0
Transfers	0		(3)
Exchange rate changes	(352)		171
Ending balance	13,831		12,742
Software | Accumulated depreciation and impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(8,917)		(7,749)
Changes in the group of consolidated companies	0		0
Amortization for the year	1,209		1,130
Disposals	(10)		(121)
Reclassifications from (to) “held for sale”	0		0
Impairment losses	16		29
Reversals of impairment losses	0		0
Transfers	0		1
Exchange rate changes	257		(130)
Ending balance	€ (9,874)		€ (8,917)

[1]	€ 1.3 billion were included in general and administrative expenses
[2]	€ 1.2 billion were included in general and administrative expenses
[3]	€ 16 million were impairment losses on self-developed software recorded in general and administrative expenses
[4]	€ 29 million were impairment losses on self-developed software recorded in general and administrative expenses